Pioneer
Tax-Managed Fund






                              Class A, Class B and Class C Shares
                                    Prospectus, November 18, 1999


















                              Contents


                              Basic  information  about the fund 1
                              Management 6
                              Buying, exchanging and selling shares 8
                              Dividends, capital gains and taxes 27






Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[text box]
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. [end text box]

[text box]
Contact your investment professional to discuss how the fund fits into your portfolio.
[end text box]

Basic information about the fund




Investment objective
Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 65% of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common and preferred stocks, warrants and convertible debt securities.


Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
o        Favorable expected returns relative to perceived risk
o        Above average potential for earnings and revenue growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale




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Tax-managed investing
The fund seeks to minimize the impact of federal income tax on shareholder returns.
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Tax management strategies
The fund will use various strategies including:



o Investing primarily in capital growth-oriented stocks with no or a low dividend yield. These stocks tend to generate lower current taxable income than most fixed income securities and high-dividend stocks
o Avoiding sales of appreciated securities that result in capital gain, except where there are compelling investment reasons for the sale
o Selling securities to realize capital losses that offset capital gains that have or are expected to be recognized
o When selling a security, focusing on the highest cost lot of that security first (which reduces the capital gain or increases the loss realized by the fund). The fund will also consider the short-term or long-term characterization of a gain or loss and will attempt to offset short-term gains with short-term losses


Principal risks of investing in the fund
Even though the fund seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
o The stock  market goes down (this risk may be greater in the short term)
o Value  stocks  fall out of favor with  investors
o The fund's assets remain undervalued or do not have the potential value originally expected

The fund uses tax management strategies with the objective of reducing the amount of distributions subject to federal taxation. However, Pioneer will follow tax management strategies only to the extent that they do not conflict with the fund's goal of capital growth or the operation of the fund. The fund may realize a short-term gain on the sale of a security:
o if Pioneer  believes it will  decline in value
o to increase  diversification
o to raise cash to pay expenses or meet redemption requests.

In addition, some securities in the fund's portfolio will regularly generate taxable income. At times, tax-managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover. In addition, compared to traditionally managed mutual funds, the tax-managed strategies may cause a higher percentage of the fund's net asset value to be represented by unrealized capital appreciation, which represents a potential future tax liability to shareholders.

The fund's performance
Since  the  fund is  newly  organized,  it does  not  disclose  any  performance information. The fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on estimated expenses for the current fiscal year, you may pay if you invest in the fund.

Shareowner fees
paid directly from your investment          Class A   Class B   Class C
-----------------------------------------------------------------------


Maximum sales charge (load) when you buy shares
  as a percentage of offering price            5.75%     None      None
 .......................................................................
Maximum deferred sales charge (load) as a percentage of
  offering price or the amount you receive when you sell
  shares, whichever is less                  None(1)      4%       1%
-----------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net
   assets                                   Class A   Class B   Class C
-----------------------------------------------------------------------
   Management Fee(2)                         0.75%   0.75%   0.75%
 .......................................................................
   Distribution and Service (12b-1) Fee      0.25%   1.00%   1.00%
 .......................................................................
   Other Expenses(2)                            0.99%   0.99%   0.99%
 ......................................................................
Total Annual Fund Operating Expenses(2)      1.99%   2.74%   2.27%
-----------------------------------------------------------------------
(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."
(2) Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses of the fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of fund expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. This agreement is voluntary and temporary and may be revised or terminated at any time.



                                               Class A      Class B       Class C
     Management Fees                        0.51%         0.51%          0.51%
     Distribution and Service (12b-1) fees  0.25%         1.00%          1.00%
     Other Expenses                         0.99%         0.99%          0.99%
     Total Annual Fund Operating Expenses   1.75%         2.50%          2.50%


Example
This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower,  under these assumptions your


            If you sell your shares               If you do not sell your shares
    ----------------------------------------------------------------------------
                           Number of years you own your shares
    ----------------------------------------------------------------------------
              1        3                     1        3
----------------------------------------------------------
Class A    $643      $1,046             $643     $1,046
 ..........................................................
Class B     677       1,150              277      850
 ..........................................................
Class C     377       277                277      850
----------------------------------------------------------

Basic information about the fund





Other investment strategies
As discussed, the fund invests primarily in equity securities of U.S. companies to seek long-term capital growth.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


Investments other than U.S. equity securities
The fund may invest up to 10% of its total assets (at the time of purchase) in equity securities of non-U.S. corporate issuers and debt securities of non-U.S. corporate and government issuers. The fund will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. The fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation compared to U.S. securities. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.


The fund may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally the fund may acquire debt securities that are investment grade, but the fund may invest up to 5% of its total assets (at the time of purchase) in lower quality debt securities including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective and offer the potential for capital growth, to diversify the fund's portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than


Temporary investments
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with a remaining maturity of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes common stocks have extraordinary risks due to political or economic factors.

Derivatives
The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of purposes, including: ss. As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates ss. As a substitute for purchasing or selling securities ss. To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.


Pioneer Group
The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928, one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.


Investment adviser
Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.


Portfolio manager
Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst and has been acting as a portfolio manager since 1986.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is 0.75% of the fund's average daily net assets up to $1 billion and 0.70% of the assets over $1 billion. The fee is normally computed daily and paid monthly.



Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneering Services Corporation is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are subsidiaries of The Pioneer Group, Inc.


Year 2000
Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact on the fund and the provision of services to its shareowners. Pioneer is addressing the Year 2000 problem with respect to its systems and those used by the distributor and transfer agent. During 1999, Pioneer finished addressing all material Year 2000 issues and participated in industry-wide testing. The fund has obtained assurances from its other service providers that they have taken appropriate Year 2000 measures and Pioneer continues to monitor their efforts. Although the fund does not expect the Year 2000 problem to adversely impact it, the fund cannot guarantee that its, or the fund's service providers', efforts will be successful.

Buying, exchanging and selling shares





Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day when you cannot buy or sell shares of the fund.

You buy or sell shares at the net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge. When you buy Class A shares, you pay an initial sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

Choosing a class of shares

The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider include:
o  How long you expect to own the shares
o  The expenses paid by each class
o  Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans
The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution fee.

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Share price
The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge, is often referred to as the share price. [end text box]

Comparing classes of shares

Class A
Class B
Class C

Why you might prefer each class
Class A shares may be your best alternative if you prefer to pay an initial sales charge and have lower annual expenses, or if you qualify for any reduction or waiver of the initial sales charge. You may prefer Class B shares if you do not want to pay an initial sales charge, or if you plan to hold your investment for at least six years. Class B shares are not recommended if you are investing $250,000 or more. You may prefer Class C shares if you do not wish to pay an initial sales charge and you would rather pay higher annual expenses over time. Initial sales charge Up to 5.75% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from the distributor of up to 5%, declining as the size of your investment increases.

None

None

Contingent deferred sales charges
None, except in certain circumstances when the initial sales charge is waived.

Up to 4% is charged if you sell your shares. The charge is reduced over time and not charged after six years. Your investment firm may receive a commission from the distributor at the time of your purchase of up to 4%.A 1% charge if you sell your shares within one year of purchase. Your investment firm may receive a commission from the distributor at the time of your purchase of up to 1%.

Distribution and service fees Up to 0.25% of average daily net assets.

Up to 1% of average daily net assets.

Up to 1% of average daily net assets.

Annual expenses (including distribution and service fees) Lower than Class B or Class C.

Higher than Class A shares; Class B shares convert to Class A shares after eight years.

Higher than Class A shares; Class C shares do not convert to any other class of shares. You continue to pay higher annual expenses.
Exchange privilege
Class A shares of other Pioneer mutual funds.

Class B shares of other Pioneer mutual funds.

Class C shares of other Pioneer mutual funds.

Buying, exchanging and selling shares





Sales charges: Class A shares

You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or distributions paid by the fund.

Investments of $1 million or more
You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more, or you are a participant in certain group plans. However, you pay a deferred sales charge if you sell your Class A shares within one year of purchase. The sales charge is equal to 1% of your investment or your sales proceeds, whichever is less.

Reduced sales charges
You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. If you or your investment professional notifies the distributor of your eligibility for a reduced sales charge at the time of your purchase, the distributor will credit you with the combined value (at the current offering price) of all your Pioneer mutual fund shares and the shares of your spouse and the shares of any children under 21. Certain trustees and fiduciaries may also qualify for a reduced sales charge. For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. managed by Pioneer.

See "Qualifying for a reduced sales charge" for more information.

Sales charges for Class A shares
                                                  Sales charge as % of
                                              ------------------------
                                              Offering      Net amount
Amount of purchase                               price        invested
----------------------------------------------------------------------
Less than $50,000                                 5.75            6.10
 ......................................................................
$50,000 but less than $100,000                    4.50            4.71
 ......................................................................
$100,000 but less than $250,000                   3.50            3.63
 ......................................................................
$250,000 but less than $500,000                   2.50            2.56
 ......................................................................
$500,000 but less than $1 million                 2.00            2.04
 ......................................................................
$1 million or more                                 -0-             -0-
----------------------------------------------------------------------

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Offering price
The net asset value per share plus any initial sales charge.
[end text box]

Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, you will pay a contingent deferred sales charge to the distributor if you sell your Class B shares within six years of purchase. The contingent deferred sales charge decreases as the number of years since your purchase increases.

Contingent deferred sales charge
---------------------------------------------
On shares sold                      As a % of
before the              dollar amount subject
end of year               to the sales charge
---------------------------------------------
1                                           4
 .............................................
2                                           4
 .............................................
3                                           3
 .............................................
4                                           3
 .............................................
5                                           2
 .............................................
6                                           1
 .............................................
7+                                        -0-
---------------------------------------------

Conversion to Class A shares
Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares at the beginning of the calendar month (calendar quarter for shares purchased before October 1, 1998) that is eight years after the date of purchase except that:
o Shares bought by reinvesting dividends and capital gains will convert to Class A shares at the same time as shares on which the dividend or distribution was paid
o Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

[text box]
Paying the contingent deferred sales charge (CDSC)

Several rules apply for Class B shares so that you pay the lowest CDSC.
o The CDSC is calculated on the current market value, or the original cost, of the shares you are selling, whichever is less
o    You do not pay a CDSC on reinvested dividends or distributions
o In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
o You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
[end text box]

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Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds. [end text box]

Buying, exchanging and selling shares





Sales charges: Class C shares

You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay to the distributor a contingent deferred sales charge of 1% of the current market value, or the original cost, of the shares you are selling, whichever is less.

[text box]
Paying the contingent deferred sales charge (CDSC)

Several rules apply for Class C shares which result in your paying the lowest CDSC.
o The CDSC is calculated on the current market value, or the original cost, of the shares you are selling, whichever is less
o    You do not pay a CDSC on reinvested dividends or distributions
o In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
o If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have bought most recently
o You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
[end text box]

[text box: magnifyer icon]
Contingent deferred sales charge
A sales charge that may be deducted from your sale proceeds. [end text box]

Qualifying for a reduced sales charge

Initial Class A sales charge waivers
You may purchase Class A shares at net asset value (without a sales charge) or with a reduced initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, contact the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.

Class A purchases at net asset value are available to:
o    Current or former trustees and officers of the fund;
o    Current or former partners and employees of legal counsel to the fund;
o Current or former directors, officers, employees or sales representatives of The Pioneer Group, Inc. and its affiliates;
o Current or former directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for whom Pioneer serves as investment adviser;
o    Current   or   former   officers,   partners,   employees   or   registered
     representatives of broker-dealers whom have entered into sales agreements with the distributor;
o    Members of the immediate families of any of the persons above;
o Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
o    Insurance company separate  accounts;
o Certain "wrap accounts" for the benefit of clients of financial planners adhering to standards established by the distributor;
o Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;
o In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;
o    Certain unit investment trusts;
o Employer-sponsored retirement plans with 100 or more eligible employees or at least $500,000 in plan assets;
o Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
     (ii) all participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to actively promote Pioneer mutual funds to program participants and (iv) the program provides for a matching contribution for each participant contribution.

Buying, exchanging and selling shares





Class A purchases at a reduced initial sales charge or net asset value are also available to: Group Plans if the sponsoring organization
o    recommends purchases  of Pioneer  mutual  funds to,
o    permits  solicitation  of, or
o    facilitates purchases by
its employees, members or participants.


Letter of intent (Class A)
You can use a letter of intent to qualify for reduced sales charges in two situations:
o If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months
o If you include in your letter of intent the value -- at the current offering price -- of all of your Class A shares of the fund and all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy


Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Reinvestment (Class A)
If you sold shares of another mutual fund within the past 60 days, you may be able to reinvest the sale proceeds from that fund in Class A shares of the fund at net asset value without a sales charge.

To qualify:
o    Your investment firm must have a sales agreement with the distributor;
o You must demonstrate that the amount invested is from the proceeds of the sale of shares from another mutual fund that occurred within 60 days immediately preceding your purchase;
o    You paid a sales charge on the original purchase of the shares sold; and
o The mutual fund whose shares were sold also offers net asset value purchases to shareowners that sell shares of a Pioneer mutual fund.

Waiver or reduction of contingent deferred sales charges (CDSC)

Class A shares that are subject to a CDSC
Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to the distributor in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the CDSC is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan qualified under Section 401 of the Internal Revenue Code that has 1,000 or more eligible employees or at least $10 million in plan assets.

Class A, Class B and Class C shares
The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:
o The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
o The distribution results from a total and permanent disability (as defined by Section 72 of the Internal Revenue Code) occurring after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
o The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
o The distribution is from any type of IRA, 403(b) or employer-sponsored plan and one of the following applies:
     - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in
         any  year  to 10%  of the  value  of the participant's   account  at
         the  time  the   distribution   amount  is established);
     - It is a required minimum distribution due to the attainment of age 70-1/2, in which case the distribution amount may exceed 10% (based solely on plan assets held in Pioneer mutual funds);

    Buying, exchanging and selling shares





     - It is rolled over to or reinvested in another Pioneer fund in the same class of shares, which will be subject to the CDSC of the shares originally held;
     - It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);
o The distribution is to a participant in an employer-sponsored retirement plan qualified under section 401 of the Internal Revenue Code and is:
     -   A return of excess employee deferrals or contributions;
     - A qualifying hardship distribution as defined by the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
     - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year;
     - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
o The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;
o The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Opening your account

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the fund's transfer agent for account applications, account options forms and other account information:

Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-800-225-6292

Telephone transaction privileges
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

[text box: telephone icon]
By phone
If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFoneSM at any time. [end text box]

Buying, exchanging and selling shares





General rules on buying, exchanging and selling your fund shares

Share price
If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your price per share will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.

Buying
You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.


Minimum investment amounts
Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares.
You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.


[text box]
Retirement plan accounts

You  can  purchase  fund  shares  through  tax-deferred   retirement  plans  for
individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176. [end text box]

[text box: questionmark icon]
Consult your investment professional to learn more about buying, exchanging or selling fund shares. [end text box]

Exchanging
You may exchange your shares for shares of the same class of another Pioneer mutual fund.


Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling
Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a nonretirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

[text box]
Good order means that:
o    You have provided adequate instructions
o    There are no outstanding claims against your account
o    There are no transaction limitations on your account
o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
o    Your  request  includes a signature  guarantee  if you:
     - Are selling  over $100,000 or exchanging over $500,000 worth of shares
     - Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     - Want the check paid to  someone  other than the  account  owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
[end text box]

[text box: capital icon]
You may have to pay federal income taxes on a sale or an exchange.
[end text box]

Buying, exchanging and selling shares





Buying shares
Exchanging shares

Through your investment firm
Normally, your investment firm will send your purchase request to the fund's transfer agent. Consult your investment professional for more information. Your investment firm may receive a commission from the distributor for your purchase of fund shares. The distributor or its affiliates may pay additional compensation, out of their own assets, to certain investment firms or their affiliates based on objective criteria established by the distributor.

Normally, your investment firm will send your exchange request to the fund's transfer agent. Consult your investment professional for more information about exchanging your shares.

By phone
You  can  use  the  telephone   purchase  privilege  if  you  have  an  existing
non-retirement account or certain IRAs. You can purchase additional fund shares by phone if:
o    You  established  your bank  account of record at least 30 days ago
o    Your bank information has not changed for at least 30 days
o You are not purchasing more than $25,000 worth of shares per account per day
o    You can provide the proper account identification information

When you request a telephone purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment. After you establish your fund account, you can exchange fund shares by phone if:
o You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
o    The fund into which you are  exchanging  offers the same class of shares
o You are not exchanging more than $500,000 worth of shares per account per day
o    You can provide the proper account identification information


In writing, by mail or by fax
You can purchase fund shares for an existing fund account by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration. You can exchange fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
o The name, social security number and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o    The class of shares you are exchanging
o    The dollar amount or number of shares you are exchanging

Selling shares
Normally, your investment firm will send your request to sell shares to the fund's transfer agent. Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

You may sell up to $100,000 per account per day. You may sell fund shares held in a retirement plan account by phone only if your account is an IRA.You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

You can sell some or all of your fund shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your social security number, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order. The transfer agent will not process your request until it is received in good order.

You may not sell more than $100,000 per account per day by fax.

[text box]
How to contact us

By phone [telephone icon]
For information or to request a telephone transaction between 8:00 a.m. and 9:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-225-6292 To request a transaction using FactFoneSM call 1-800-225-4321 Telecommunications Device for the Deaf (TDD) 1-800-225-1997

By mail [graphic icon: envelope]
Send your written instructions to:
Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014

By fax [graphic icon: fax machine]
Fax your exchange and sale requests to:
1-800-225-4240
[end text box]

[text box]
Exchange privilege
You may make up to four exchange redemptions of $25,000 or more per account per calendar year.

The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege.
Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right, at any time without notice, to charge a fee for exchanges or to modify, limit or suspend the exchange privilege. The fund will provide 60 days' notice of material amendments to or termination of the privilege. [end text box]

Buying, exchanging and selling shares





Account options
See the account application form for more details on each of the following options.

Automatic investment plans
You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deduction, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan
If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to use automatic exchange:
o    You must select exchanges on a monthly or quarterly basis
o Both the originating and receiving accounts must have identical registrations
o    The  originating  account has a minimum balance of $5,000

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends
You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
o Your account must have a total value of at least $10,000 when you establish your plan
o You must request a periodic withdrawal of at least $50
o You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct deposit
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding
You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Reinstatement privilege for Class A shares
You may qualify for the reinstatement privilege if you recently sold all or part of your Class A shares.

Buying, exchanging and selling shares





Shareowner services

FactFoneSM 1-800-225-4321 You can use FactFoneSM to:
o   Obtain current  information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
o   Request account statements

If you plan to use FactFoneSM to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

Pioneer website
www.pioneerfunds.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o     Your current  account  information
o Prices, returns and yields of all publicly available Pioneer mutual funds
o     Prospectuses for all the Pioneer funds

TDD  1-800-225-1997
If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Shareowner account policies

Signature guarantees and other requirements You are required to obtain a signature guarantee when you are:
o   Requesting  certain types of exchanges or sales of fund shares
o   Redeeming shares for which you hold a share certificate
o   Requesting certain types of changes for your existing account

You can obtain a signature  guarantee from most  broker-dealers,  banks,  credit
unions  (if   authorized   under  state  law)  and  federal   savings  and  loan
associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Exchange limitation
The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401 of the Internal Revenue Code. The exchange limitation may not apply to transactions made through an omnibus account for fund shares.

Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone access
You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.


[text box: magnifyer icon]
You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. Except as noted, you may make any number of exchanges of less than $25,000.
[end text box]



Share certificates
Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your Class A shares only. A fee may be charged for this service.

Other policies
The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.


The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90-day period are less than $250,000 or 1% of the fund's net assets.

Dividends, capital gains and taxes







Dividends and capital gains
The fund generally pays distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December.The fund may also pay dividends and distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the capital gains distribution whether you reinvest the distribution or receive it as cash.



Taxes
For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. You may also have tax consequences (generally, a capital gain or loss) when you sell or exchange fund shares. Each year the fund will mail to you information about your dividends and distributions for, and the shares you sold in, the previous calendar year.


You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.


You should ask your own tax adviser about any federal or state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

[text box: capital icon]
Sales and exchanges may be taxable transactions to shareowners.
[end text box]










Pioneer
Tax-Managed Fund


You can obtain more free information about the fund from your investment firm or by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerfunds.com


You can also review the fund's shareowner reports, prospectus and statement of additional information at the Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.



(Investment Company Act file no. 811-09585)









[Pioneer
logo]  Pioneer Funds Distributor, Inc.
       60 State Street
       Boston, MA 02109                                   7288-00-1199
       www.pioneerfunds.com     (C) Pioneer Funds Distributor, Inc.

                                                         [Pioneer logo]












PIONEER
TAX-MANAGED FUND





                                                               CLASS Y SHARES
                                                Prospectus, November 18, 1999

















                              CONTENTS


                              Basic  information  about the fund 1
                              Management 6
                              Buying, exchanging and selling shares 7
                              Dividends, capital gains and taxes 16





Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[text box]
AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. [end text box]

[text box]
CONTACT YOUR INVESTMENT PROFESSIONAL TO DISCUSS HOW THE FUND FITS INTO YOUR PORTFOLIO.
[end text box]

BASIC INFORMATION ABOUT THE FUND





INVESTMENT OBJECTIVE Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 65% of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common and preferred stocks, warrants and convertible debt securities.


Pioneer Investment Management, Inc., the fund's investment adviser, uses a value approach to select the fund's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.
Factors Pioneer looks for in selecting investments include:
o   Favorable expected returns relative to perceived risk
o   Above average potential for earnings and revenue growth
o Low market valuations relative to earnings forecast, book value, cash flow and sales
o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale






[begin sidebar]
-----------------------------------------------------------------------
[graphic icon: magnifying glass]

TAX-MANAGED INVESTING
The fund seeks to minimize the impact of federal income tax on shareholder returns.
-----------------------------------------------------------------------
[end sidebar]



TAX MANAGEMENT STRATEGIES
The fund will use various strategies including:
o Investing primarily in capital growth-oriented stocks with no or a low dividend yield. These stocks tend to generate lower current taxable income than most fixed income securities and high-dividend stocks
o Avoiding sales of appreciated securities that result in capital gain, except where there are compelling investment reasons for the sale
o Selling securities to realize capital losses that offset capital gains that have or are expected to be recognized
o When selling a security, focusing on the highest cost lot of that security first (which reduces the capital gain or increases the loss realized by the fund). The fund will also consider the short-term or long-term characterization of a gain or loss and will attempt to offset short-term gains with short-term losses

PRINCIPAL RISKS OF INVESTING IN THE FUND
Even though the fund seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
o   The stock  market goes down (this risk may be greater in the short term)
o   Value  stocks  fall out of favor with  investors
o The fund's assets remain undervalued or do not have the potential value originally expected

The fund uses tax management strategies with the objective of reducing the amount of distributions subject to federal taxation. However, Pioneer will follow tax management strategies only to the extent that they do not conflict with the fund's goal of capital growth or the operation of the fund. The fund may realize a short-term gain on the sale of a security: o if Pioneer believes it will decline in value o to increase diversification o to raise cash to pay expenses or meet redemption requests.

In addition, some securities in the fund's portfolio will regularly generate taxable income. At times, tax-managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover. In addition, compared to traditionally managed mutual funds, the tax-managed strategies may cause a higher percentage of the fund's net asset value to be represented by unrealized capital appreciation, which represents a potential future tax liability to shareholders.

THE FUND'S PERFORMANCE
Since  the  fund is  newly  organized,  it does  not  disclose  any  performance information. The fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the current fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT                    CLASS Y
-------------------------------------------------------------

Maximum sales charge (load) when you buy shares          None


Maximum deferred sales charge (load)                     None
-------------------------------------------------------------


-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets           CLASS Y
-------------------------------------------------------------


   Management Fee(1)                                    0.75%
 .............................................................
   Distribution and Service (12b-1) Fee                 0.00%
 .............................................................
   Other Expenses(1)                                    0.99%
 .............................................................
Total Annual Fund Operating Expenses(1)                 1.74%
-------------------------------------------------------------
-----------------------------------------------------------------------


(1) Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses of the fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of fund expenses attributable to Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. This agreement is voluntary and temporary and may be revised or terminated at any time.



                                            Class Y
     Management Fees                        0.51%
     Other Expenses                         0.99%
     Total Annual Fund Operating Expenses   1.50%


EXAMPLE
This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                               NUMBER OF YEARS YOU OWN YOUR SHARES
                               -----------------------------------
                                            1        3
-------------------------------------------------------------
Class Y                                   $177     $548
-------------------------------------------------------------

BASIC INFORMATION ABOUT THE FUND





OTHER INVESTMENT STRATEGIES
As discussed, the fund invests primarily in equity securities of U.S. companies to seek long-term capital growth.

This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The fund may invest up to 10% of its total assets (at the time of purchase) in equity securities of non-U.S. corporate issuers and debt securities of non-U.S. corporate and government issuers. The fund will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. The fund invests in non-U.S. securities to diversify its portfolio when they offer similar or greater potential for capital appreciation compared to U.S. securities. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.




The fund may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally the fund may acquire debt securities that are investment grade, but the fund may invest up to 5% of its total assets (at the time of purchase) in lower quality debt securities including convertible debt securities. The fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective and offer the potential for capital growth, to diversify the fund' portfolio or for greater liquidity.




Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors that could contribute to a decline in the market value of debt securities in the fund's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.


TEMPORARY INVESTMENTS
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with a remaining maturity of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes common stocks have extraordinary risks due to political or economic factors.

DERIVATIVES
The fund may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the fund may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o   As a substitute  for  purchasing or selling  securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT





PIONEER, THE FUND'S INVESTMENT ADVISER,
selects the fund's investments and oversees the fund's operations[.]


PIONEER GROUP
The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928, one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.


INVESTMENT ADVISER
Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.


PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst and has been acting as a portfolio manager since 1986.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is 0.75% of the fund's average daily net assets up to $1 billion and 0.70% of the assets over $1 billion. The fee is normally computed daily and paid monthly.



DISTRIBUTOR AND TRANSFER AGENT
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneering Services Corporation is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are subsidiaries of The Pioneer Group, Inc.


Year 2000
Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact on the fund and the provision of services to its shareowners. Pioneer is addressing the Year 2000 problem with respect to its systems and those used by the distributor and transfer agent. During 1999, Pioneer finished addressing all material Year 2000 issues and participated in industry-wide testing. The fund has obtained assurances from its other service providers that they have taken appropriate Year 2000 measures and Pioneer continues to monitor their efforts. Although the fund does not expect the Year 2000 problem to adversely impact it, the fund cannot guarantee that its, or the fund's service providers', efforts will be successful.

BUYING, EXCHANGING AND SELLING SHARES





NET ASSET VALUE

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day when you cannot buy or sell shares of the fund.

You buy or sell Class Y shares at the net asset value per share calculated on the day of your transaction.

DISTRIBUTION OF CLASS Y SHARES

The distributor incurs the expenses of distributing the fund's Class Y shares, none of which are reimbursed or paid for by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.


The distributor or its affiliates may make payments out of their own resources to dealers and other persons who distribute Class Y shares. Such payments may be based upon the value of Class Y shares sold. The distributor may impose conditions on the payment of such fees.

OPENING YOUR ACCOUNT

If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account set-up kit and an account number.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

ACCOUNT OPTIONS
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the fund's transfer agent for account applications, account options forms and other account information:

PIONEERING SERVICES CORPORATION
P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-888-294-4480

TELEPHONE TRANSACTION PRIVILEGES
If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

[text box: telephone icon]
BY PHONE
If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-888-294-4480 between 9:00 a.m. and 6:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. [end text box]

BUYING, EXCHANGING AND SELLING SHARES





GENERAL RULES ON BUYING, EXCHANGING AND SELLING YOUR FUND SHARES

SHARE PRICE
When you place an order to purchase, exchange or sell Class Y shares it must be received in good order by the transfer agent or by your broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) in order to purchase shares at the price determined on that day.

If you place your order through a broker-dealer, you must place the order before the close of regular trading on the New York Stock Exchange and your broker-dealer must submit the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time) for your share price to be determined at the close of regular trading on the date your order is received. Your broker-dealer is responsible for transmitting your order to the distributor. In all other cases except as described below for wire transfers, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order.

BUYING
You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

MINIMUM INVESTMENT AMOUNT
Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount.

WAIVERS OF THE MINIMUM INVESTMENT AMOUNT
The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is made by an employer-sponsored retirement plan that meets the requirements of Sections 401, 403 or 457 of the Internal Revenue Code, provided that[ ]the number of employees covered by the plan is 5,000 or more, or the plan has assets of $25 million or more; or

(c) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of The Pioneer Group, Inc. or employees of its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor.

EXCHANGING
You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

SELLING
Your Class Y shares will be sold at net asset value per share next calculated after the fund receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your payment has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a nonretirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

[text box]
GOOD ORDER MEANS THAT:
o  You have provided adequate instructions
o  There are no outstanding claims against your account
o  There are no transaction limitations on your account
o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
o  Your request includes a signature guarantee if you:
   -   Are selling over $100,000 worth of shares and
       o Want the sale proceeds sent to an address other than your bank account of record or
       o Want the sale proceeds made payable to someone other than the account's record owners or
       o The account registration, address of record or bank account of record has changed within the last 30 days
    - Are selling or exchanging over $5 million worth of shares
    - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration [end text box]

[text box: capital icon]
You may have to pay federal income taxes on a sale or an exchange.
[end text box]

BUYING, EXCHANGING AND SELLING SHARES





BUYING SHARES
EXCHANGING SHARES

IN WRITING, BY MAIL OR BY FAX You can purchase Class Y shares by MAILING A CHECK TO THE TRANSFER AGENT. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.

You can exchange Class Y shares by MAILING OR FAXING A LETTER OF INSTRUCTION TO THE TRANSFER AGENT. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:
o   The names and signatures  of  all  registered  owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $5 million
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o   The dollar amount or number of Class Y shares you are exchanging

BY PHONE OR WIRE BY WIRE
If you have an existing Class Y account, you MAY WIRE FUNDS TO PURCHASE CLASS Y SHARES. Note, however, that:
o    State Street Bank must receive your wire no later than 11:00 a.m.
     Eastern time on the business day after the fund receives your request to purchase shares
o If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
o Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank
o    Wire transfers may be restricted on holidays and at certain other times

INSTRUCT YOUR BANK TO WIRE FUNDS TO:Receiving Bank:
                                    State Street Bank
                                      and Trust Company
                                    225 Franklin Street
                                    Boston, MA 02101
                                    ABA Routing No. 011000028
For further credit to:              Shareholder Name
                                    Existing Pioneer Account No.
                                    Pioneer Tax-Managed Fund
BY PHONE After you establish your Class Y account, YOU CAN EXCHANGE FUND
SHARES BY PHONE IF:
o You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
o   The fund into which you are exchanging offers Class Y shares
o You are not exchanging more than $5 million worth of shares per account per day
o   You can provide the proper account identification information

THROUGH YOUR INVESTMENT FIRM
CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION.

CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT EXCHANGING YOUR SHARES.

SELLING SHARES
You can sell some or all of your Class Y shares by WRITING DIRECTLY TO THE FUND only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.
o The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
o   Your request must be signed by all registered owners
o The transfer agent will not process your request until it is received in good order

BY FAX
o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

BY PHONE
o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

[text box]
HOW TO CONTACT US

BY PHONE [telephone icon]
For information or to request a telephone transaction between 9:00 a.m. to 6:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-294-4480
To use FactFoneSM call
1-800-225-4321

BY MAIL [envelope icon]
Send your written instructions to: PIONEERING
SERVICES CORPORATION
P.O. Box 9014
Boston, Massachusetts 02205-9014

BY FAX [fax icon]
Fax your exchange and sale requests to:
1-888-294-4485
[end text box]



[text box]
EXCHANGE PRIVILEGE
The fund and the distributor reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege.
Abuses include frequent trading in response to short-term market fluctuations and a pattern of trading that appears to be an attempt to "time the market." In addition, the fund and the distributor reserve the right, at any time without notice, to charge a fee for exchanges or to modify, limit or suspend the exchange privilege. The fund will provide 60 days' notice of material amendments to or termination of the privilege. [end text box]



[text box]
OTHER REQUIREMENTS
If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner. [end text box]

BUYING, EXCHANGING AND SELLING SHARES





ACCOUNT OPTIONS

DISTRIBUTION OPTIONS
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

SHAREOWNER SERVICES

FACTFONESM 1-800-225-4321 You can use FactFoneSM to:
o   Obtain current  information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o   Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM to obtain account information.

CONFIRMATION STATEMENTS
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

TAX INFORMATION
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o    Your current  account  information
o    Prices,  returns and yields of all publicly available Pioneer mutual funds
o    Prospectuses for all the Pioneer funds

SHAREOWNER ACCOUNT POLICIES

SIGNATURE GUARANTEES AND OTHER REQUIREMENTS You are required to obtain a signature guarantee when you are:
o   Requesting  certain types of exchanges or sales of fund shares
o   Redeeming shares for which you hold a share certificate
o   Requesting certain types of changes for your existing account

You can obtain a signature  guarantee from most  broker-dealers,  banks,  credit
unions  (if   authorized   under  state  law)  and  federal   savings  and  loan
associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

MINIMUM ACCOUNT SIZE
The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

TELEPHONE ACCESS
You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

SHARE CERTIFICATES
Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued.

OTHER POLICIES
The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to stop offering Class Y shares.

The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90 day period are less than $250,000 or 1% of the fund's net assets.

DIVIDENDS, CAPITAL GAINS AND TAXES






DIVIDENDS AND CAPITAL GAINS
The fund generally pays distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the capital gains distribution whether you reinvest the distribution or receive it as cash.


TAXES
For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. You may also have tax consequences (generally, a capital gain or loss) when you sell or exchange fund shares. Each year the fund will mail to you information about your dividends and distributions for, and the shares you sold in, the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sales proceeds and any other payments to you.

You should ask your own tax adviser about any federal or state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.

[text box: capital icon]
Sales and exchanges may be taxable transactions to shareowners.
[end text box]

PIONEER
TAX-MANAGED FUND


YOU CAN OBTAIN MORE FREE INFORMATION about the fund from your investment firm or by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-888-294-4480.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

VISIT OUR WEBSITE
www.pioneerfunds.com



You can also review the fund's shareowner reports, prospectus and statement of additional information at the Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.




(Investment Company Act file no. 811-09585)




[Pioneer
logo]  Pioneer Funds Distributor, Inc.
       60 State Street
       Boston, MA 02109                                   7289-00-1199
       www.pioneerfunds.com     (C) Pioneer Funds Distributor, Inc.